UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2012

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ruth A. Benben
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Ruth A. Benben  Milwaukee, Wisconsin  July 5, 2012

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$280,654

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iSHARES TR DJ US ENERGY                         464287796      201  5251.00 SH       SOLE                  5251.00
A T & T INC NEW                com              00206R102      240  6741.00 SH       SOLE                  6741.00
ABBOTT LABORATORIES            com              002824100      334  5176.00 SH       SOLE                  5176.00
ADOBE SYSTEMS INC              com              00724f101     6495 200645.00SH       SOLE                200645.00
AMETEK INC NEW                 com              031100100     9568 191714.33SH       SOLE                191714.33
ANSYS INC                      com              03662q105     8369 132603.00SH       SOLE                132603.00
APOLLO GROUP INC CL A          com              037604105     4453 123040.00SH       SOLE                123040.00
AUTO DATA PROCESSING           com              053015103     7477 134324.80SH       SOLE                134324.80
BALCHEM CORP                   com              057665200     5438 166751.00SH       SOLE                166751.00
BB&T CORPORATION               com              054937107     8318 269616.00SH       SOLE                269616.00
BERKSHIRE HATHAWAY B NEW CLASS com              084670702      233  2800.00 SH       SOLE                  2800.00
C H ROBINSON WORLDWD NEW       com              12541w209     6398 109306.98SH       SOLE                109306.98
CERNER CORP                    com              156782104     5586 67580.00 SH       SOLE                 67580.00
CHURCH & DWIGHT CO INC         com              171340102     6415 115650.00SH       SOLE                115650.00
CISCO SYSTEMS INC              com              17275r102      246 14310.00 SH       SOLE                 14310.00
COCA COLA COMPANY              com              191216100      218  2786.00 SH       SOLE                  2786.00
COVANCE INC                    com              222816100     6402 133790.00SH       SOLE                133790.00
DANAHER CORP DEL               com              235851102    10026 192510.05SH       SOLE                192510.05
E M C CORP MASS                com              268648102     5260 205215.00SH       SOLE                205215.00
ECOLAB INC                     com              278865100    10243 149466.70SH       SOLE                149466.70
ENTERPRISE PRD PRTNRS LP       com              293792107      381  7431.60 SH       SOLE                  7431.60
EXPEDITORS INTL WASH           com              302130109     6254 161385.00SH       SOLE                161385.00
EXXON MOBIL CORPORATION        com              30231g102     1018 11891.00 SH       SOLE                 11891.00
FASTENAL CO                    com              311900104     5018 124495.00SH       SOLE                124495.00
FISERV INC                     com              337738108    10996 152252.00SH       SOLE                152252.00
GENERAL ELECTRIC COMPANY       com              369604103      444 21314.00 SH       SOLE                 21314.00
GOOGLE INC CLASS A             com              38259p508     6707 11562.00 SH       SOLE                 11562.00
IDEXX LABS INC.                com              45168d104     3195 33240.00 SH       SOLE                 33240.00
ILLINOIS TOOL WORKS INC        com              452308109     8217 155355.15SH       SOLE                155355.15
INTEL CORP                     com              458140100      232  8714.00 SH       SOLE                  8714.00
JACOBS ENGINEERING GROUP       com              469814107     4947 130675.00SH       SOLE                130675.00
JOHNSON & JOHNSON              com              478160104     1218 18034.00 SH       SOLE                 18034.00
KINDER MORGAN ENERGY LP UNIT L com              494550106      275  3500.00 SH       SOLE                  3500.00
MICROSOFT CORP                 com              594918104     8463 276657.26SH       SOLE                276657.26
NBT BANCORP                    com              628778102      328 15211.00 SH       SOLE                 15211.00
NUANCE COMMUNICATIONS INC      com              67020y100     4426 185800.00SH       SOLE                185800.00
ORACLE CORPORATION             com              68389x105     8841 297684.49SH       SOLE                297684.49
PEPSICO INCORPORATED           com              713448108     2192 31025.82 SH       SOLE                 31025.82
PFIZER INCORPORATED            com              717081103      426 18501.00 SH       SOLE                 18501.00
PRIVATEBANCORP INC             com              742962103     5737 388655.66SH       SOLE                388655.66
PROCTER & GAMBLE               com              742718109      970 15842.00 SH       SOLE                 15842.00
QUALCOMM INC                   com              747525103     7465 134075.40SH       SOLE                134075.40
RESMED INC                     com              761152107     8038 257615.00SH       SOLE                257615.00
ROVI CORPORATION               com              779376102     3259 166085.00SH       SOLE                166085.00
SCHLUMBERGER LTD F             com              806857108     6867 105793.86SH       SOLE                105793.86
STARBUCKS CORP                 com              855244109     7839 147015.00SH       SOLE                147015.00
STERICYCLE INC                 com              858912108     8992 98088.00 SH       SOLE                 98088.00
STRATASYS INC                  com              862685104     7111 143659.00SH       SOLE                143659.00
STRYKER CORP                   com              863667101     7734 140371.08SH       SOLE                140371.08
SYSCO CORPORATION              com              871829107      248  8335.00 SH       SOLE                  8335.00
T J X COS INC                  com              872540109     9651 224803.00SH       SOLE                224803.00
TARGET CORPORATION             com              87612e106     8527 146541.56SH       SOLE                146541.56
U S BANCORP DEL NEW            com              902973304     9091 282682.99SH       SOLE                282682.99
WALGREEN COMPANY               com              931422109     5799 196061.47SH       SOLE                196061.47
WATERS CORP                    com              941848103     7829 98519.00 SH       SOLE                 98519.00